Supplemental Condensed Combining Information (Tables)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010
Supplemental Condensed Combining Information (Tables) [Abstract]
Income statement information segregated by issuers and guarantors
	For the nine months ended September 30, 2011
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$1,425,618	$-	$10,153,842	$(2,106,929)	$9,472,531
Cost of revenue	-	-	900,803	-	7,332,480	(2,071,617)	6,161,666
Gross profit	-	-	524,815	-	2,821,362	(35,312)	3,310,865
Operating expenses (income):
Selling, general and administrative	1	60,673	154,172	17,424	1,514,678	(4,989)	1,741,959
Research and development	-	-	51,277	-	29,267	-	80,544
Operating (loss) income	(1)	(60,673)	319,366	(17,424)	1,277,417	(30,323)	1,488,362
Other (income) expense:
Interest, net	(3,640)	61,131	5,793	68,045	94,962	(12,049)	214,242
Other, net	-	(948,275)	217,715	(525,845)	-	1,256,405	-
Income (loss) before income taxes	3,639	826,471	95,858	440,376	1,182,455	(1,274,679)	1,274,120
Income tax expense (benefit)	1,345	65,754	88,905	(33,718)	483,737	(169,966)	436,057
Net Income (loss)	2,294	760,717	6,953	474,094	698,718	(1,104,713)	838,063
Net Income attributable to noncontrolling interests	-	-	-	-	-	77,346	77,346
Net income (loss) attributable to the FMC-AG & Co. KGaA	$2,294	$760,717	$6,953	$474,094	$698,718	$(1,182,059)	$760,717

	For the nine months ended September 30, 2010
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$1,168,900	$-	$9,395,251	$(1,677,718)	$8,886,433
Cost of revenue	-	-	755,132	-	6,764,942	(1,664,019)	5,856,055
Gross profit	-	-	413,768	-	2,630,309	(13,699)	3,030,378
Operating expenses (income):
Selling, general and administrative	11	77,987	116,441	13,508	1,378,098	(7,917)	1,578,128
Research and development	-	-	44,661	-	22,595	-	67,256
Operating (loss) income	(11)	(77,987)	252,666	(13,508)	1,229,616	(5,782)	1,384,994
Other (income) expense:
Interest, net	(539)	25,391	2,053	42,254	139,315	(2,458)	206,016
Other, net	-	(859,362)	177,256	(474,925)	-	1,157,031	-
Income (loss) before income taxes	528	755,984	73,357	419,163	1,090,301	(1,160,355)	1,178,978
Income tax expense (benefit)	150	48,811	72,917	(21,970)	451,042	(141,443)	409,507
Net Income (loss)	378	707,173	440	441,133	639,259	(1,018,912)	769,471
Net Income attributable to noncontrolling interests	-	-	-	-	-	62,298	62,298
Net income (loss) attributable to the FMC-AG & Co. KGaA	$378	$707,173	$440	$441,133	$639,259	$(1,081,210)	$707,173

Balance sheet information segregated by issuers and guarantors
	At September 30, 2011
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$22	$372	$191	$-	$395,360	$-	$395,945
Trade accounts receivable, less allowance for doubtful accounts	-	-	175,333	-	2,627,766	-	2,803,099
Accounts receivable from related parties	1,255,566	3,506,484	1,045,143	673,235	3,915,557	(10,282,492)	113,493
Inventories	-	-	221,835	-	818,621	(112,123)	928,333
Prepaid expenses and other current assets	-	166,882	27,932	100	797,829	(25,568)	967,175
Deferred taxes	-	28,021	-	-	325,836	25,797	379,654
Total current assets	1,255,588	3,701,759	1,470,434	673,335	8,880,969	(10,394,386)	5,587,699

Property, plant and equipment, net	-	365	176,128	-	2,512,223	(103,149)	2,585,567
Intangible assets	-	298	59,048	-	696,122	-	755,468
Goodwill	-	-	53,855	-	8,676,025	-	8,729,880
Deferred taxes	-	11,837	5,984	-	120,549	(47,414)	90,956
Other assets	-	7,679,948	651,223	10,855,512	(6,043,195)	(12,268,313)	875,175
Total assets	$1,255,588	$11,394,207	$2,416,672	$11,528,847	$14,842,693	$(22,813,262)	$18,624,745

Current liabilities:
Accounts payable	$-	$799	$30,862	$-	$399,098	$-	$430,759
Accounts payable to related parties	-	1,298,089	1,037,569	1,547,650	6,581,606	(10,352,883)	112,031
Accrued expenses and other current liabilities	15,887	155,213	139,909	1,491	1,408,886	4,502	1,725,888
Short-term borrowings	-	97	-	-	161,310	-	161,407
Short-term borrowings from related parties	-	-	-	-	34,901	53,833	88,734
Current portion of long-term debt and capital lease obligations	-	62,134	-	766,864	145,222	-	974,220
Company obligated mandatorily
redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiaries - current portion	-	-	-	-	-	-	-
Income tax payable	1,345	81,190	-	-	89,431	(1,013)	170,953
Deferred taxes	-	-	7,802	-	29,323	(9,156)	27,969
Total current liabilities	17,232	1,597,522	1,216,142	2,316,005	8,849,777	(10,304,717)	3,691,961

Long term debt and capital lease obligations, less current portion	1,178,562	759,096	-	758,792	6,798,919	(4,008,616)	5,486,753
Long term borrowings from related parties	-	1,272,037	210,770	414,527	(403,779)	(1,493,555)	-
Other liabilities	-	3,561	11,413	91,486	110,889	25,458	242,807
Pension liabilities	-	6,855	155,019	-	42,993	-	204,867
Income tax payable	-	1,068	-	-	50,230	124,712	176,010
Deferred taxes	-	-	-	-	621,253	(14,170)	607,083
Total liabilities	1,195,794	3,640,139	1,593,344	3,580,810	16,070,282	(15,670,888)	10,409,481

Noncontrolling interests subject to put provisions	-	-	-	-	313,147	-	313,147
Total FMC-AG & Co. KGaA shareholders' equity	59,794	7,754,068	823,328	7,948,037	(1,688,785)	(7,142,374)	7,754,068
Noncontrolling interests not subject to put provisions	-	-	-	-	148,049	-	148,049
Total equity	59,794	7,754,068	823,328	7,948,037	(1,540,736)	(7,142,374)	7,902,117
Total liabilities and equity	$1,255,588	$11,394,207	$2,416,672	$11,528,847	$14,842,693	$(22,813,262)	$18,624,745

	At December 31, 2010
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
Current assets:
Cash and cash equivalents	$123	$147,177	$225	$-	$342,401	$32,944	$522,870
Trade accounts receivable, less allowance for doubtful accounts	-	-	157,755	-	2,415,503	-	2,573,258
Accounts receivable from related parties	16,542	2,418,066	667,484	441,601	2,826,527	(6,256,244)	113,976
Inventories	-	-	184,948	-	711,053	(86,904)	809,097
Prepaid expenses and other current assets	1	111,594	11,341	50	662,188	(1,943)	783,231
Deferred taxes	-	14,221	-	-	317,644	18,297	350,162
Total current assets	16,666	2,691,058	1,021,753	441,651	7,275,316	(6,293,850)	5,152,594

Property, plant and equipment, net	-	390	168,939	-	2,458,364	(100,401)	2,527,292
Intangible assets	-	428	65,684	-	626,432	-	692,544
Goodwill	-	-	65,315	-	8,075,153	-	8,140,468
Deferred taxes	-	9,463	4,693	-	121,875	(42,863)	93,168
Other assets	494,231	7,201,295	644,523	9,320,731	(6,581,295)	(10,590,890)	488,595
Total assets	$510,897	$9,902,634	$1,970,907	$9,762,382	$11,975,845	$(17,028,004)	$17,094,661

Current liabilities:
Accounts payable	$-	$5,738	$22,387	$-	$392,512	$-	$420,637
Accounts payable to related parties	229	952,141	670,613	1,538,658	3,210,393	(6,250,147)	121,887
Accrued expenses and other current liabilities	15,866	122,000	94,978	2,054	1,292,562	9,963	1,537,423
Short-term borrowings	-	121	-	-	670,550	-	670,671
Short-term borrowings from related parties	-	-	-	-	2,004	7,679	9,683
Current portion of long-term debt and capital lease obligations	-	106,862	-	101,145	55,975	-	263,982
Company obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiaries - current portion	-	-	-	-	625,549	-	625,549
Income tax payable	24	54,366	-	-	62,504	648	117,542
Deferred taxes	-	-	5,513	-	27,143	(10,307)	22,349
Total current liabilities	16,119	1,241,228	793,491	1,641,857	6,339,192	(6,242,164)	3,789,723

Long term debt and capital lease obligations, less current portion	494,231	870,348	-	1,357,745	4,069,605	(2,482,253)	4,309,676
Long term borrowings from related parties	-	334,428	208,368	494,231	400,883	(1,437,910)	-
Other liabilities	-	73,382	11,241	-	184,542	24,850	294,015
Pension liabilities	-	4,933	143,362	-	41,855	-	190,150
Income tax payable	-	1,057	-	-	75,055	124,469	200,581
Deferred taxes	-	-	-	-	522,521	(15,625)	506,896
Total liabilities	510,350	2,525,376	1,156,462	3,493,833	11,633,653	(10,028,633)	9,291,041

Noncontrolling interests subject to put provisions	-	-	-	-	279,709	-	279,709
Total FMC-AG & Co. KGaA shareholders' equity	547	7,377,258	814,445	6,268,549	(84,170)	(6,999,371)	7,377,258
Noncontrolling interests not subject to put provisions	-	-	-	-	146,653	-	146,653
Total equity	547	7,377,258	814,445	6,268,549	62,483	(6,999,371)	7,523,911
Total liabilities and equity	$510,897	$9,902,634	$1,970,907	$9,762,382	$11,975,845	$(17,028,004)	$17,094,661

Statement of cash flows information segregated by issuers and guarantors
	For the nine months ended September 30, 2011
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Operating Activities:
Net income (loss)	$2,294	$760,717	$6,953	$474,094	$698,718	$(1,104,713)	$838,063
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(567,257)	-	(525,845)	-	1,093,102	-
Depreciation and amortization	-	767	35,261	5,769	381,993	(10,095)	413,695
Change in deferred taxes, net	-	17,442	1,030	-	19,224	(7,975)	29,721
(Gain) loss on sale of fixed assets and investments	-	-	(85)	-	(1,184)	-	(1,269)
(Gain) loss on investments	-	1,837	-	-	1	(1,838)	-
Compensation expense related to stock options	-	21,667	-	-	-	-	21,667
Cash outflow from hedging	-	-	-	-	(58,718)	-	(58,718)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(23,343)	-	(203,847)	-	(227,190)
Inventories	-	-	(34,469)	-	(99,130)	28,154	(105,445)
Prepaid expenses and other current and non-current assets	-	(89,177)	(17,825)	28,054	12,944	407	(65,597)
Accounts receivable from / payable to related parties	(7,112)	(787,966)	(67,574)	44,846	808,465	(8,637)	(17,978)
Accounts payable, accrued expenses and other current and non-current liabilities	10,555	(32,968)	63,173	(563)	58,532	(2,100)	96,629
Income tax payable	1,345	27,322	-	(33,718)	33,062	(1,889)	26,122
Net cash provided by (used in) operating activities	7,082	(647,616)	(36,879)	(7,363)	1,650,060	(15,584)	949,700

Investing Activities:
Purchases of property, plant and equipment	-	(135)	(36,243)	-	(375,812)	15,584	(396,606)
Proceeds from sale of property, plant and equipment	-	-	582	-	15,914	-	16,496
Disbursement of loans to related parties	-	924,665	151	(1,107,710)	-	182,894	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(25,187)	(3,922)	-	(1,916,355)	774,171	(1,171,293)
Proceeds from divestitures	-	-	-	-	-	-	-
Net cash provided by (used in) investing activities	-	899,343	(39,432)	(1,107,710)	(2,276,253)	972,649	(1,551,403)

Financing Activities:
Short-term borrowings, net	-	80,567	76,274	(299)	(62,343)	-	94,199
Long-term debt and capital lease obligations, net	(64,560)	(164,933)	-	426,982	1,788,256	(182,894)	1,802,851
Redemption of trust preferred securities	-	-	-	-	(653,760)	-	(653,760)
Increase (decrease) of accounts receivable securitization program	-	-	-	-	(510,000)	-	(510,000)
Proceeds from exercise of stock options	-	58,995	-	-	9,565	-	68,560
Dividends paid	-	(280,649)	-	-	22	(22)	(280,649)
Capital increase (decrease)	57,500	-	-	688,390	28,281	(774,171)	-
Distributions to noncontrolling interest	-	-	-	-	(95,094)	-	(95,094)
Contributions from noncontrolling interest	-	-	-	-	18,193	-	18,193
Net cash provided by (used in) financing activities	(7,060)	(306,020)	76,274	1,115,073	523,120	(957,087)	444,300

Effect of exchange rate changes on cash and cash equivalents	-	(92,512)	3	-	122,965	22	30,478
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	22	(146,805)	(34)	-	19,892	-	(126,925)
Cash and cash equivalents at beginning of period	-	147,177	225	-	375,468	-	522,870
Cash and cash equivalents at end of period	$22	$372	$191	$-	$395,360	$-	$395,945

	For the nine months ended September 30, 2010
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Operating Activities:
Net income (loss)	$378	$707,173	$440	$441,133	$639,259	$(1,018,912)	$769,471
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(470,783)	-	(474,925)	-	945,708	-
Depreciation and amortization	-	1,079	28,965	666	355,318	(16,704)	369,324
Change in deferred taxes, net	-	(7,279)	1,202	-	24,775	(2,352)	16,346
(Gain) loss on sale of fixed assets and investments	-	(6)	(59)	-	(4,799)	-	(4,864)
(Gain) loss on investments	-	(224)	27	-	224	(27)	-
Compensation expense related to stock options	-	20,385	-	-	-	-	20,385
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(4,850)	-	(203,903)	-	(208,753)
Inventories	-	-	(2,844)	-	(27,703)	9,735	(20,812)
Prepaid expenses and other current and non-current assets	-	4,493	(14,455)	14,711	(60,753)	(583)	(56,587)
Accounts receivable from / payable to related parties	8,657	250,006	27,929	27,035	(417,172)	86,669	(16,876)
Accounts payable, accrued expenses and other current and non-current liabilities	(8,615)	2,906	43,101	(345)	112,523	5,488	155,058
Income tax payable	(7)	23,381	-	(21,970)	(5,343)	8,381	4,442
Net cash provided by (used in) operating activities	413	531,131	79,456	(13,695)	412,426	17,403	1,027,134

Investing Activities:
Purchases of property, plant and equipment	-	(280)	(22,580)	-	(345,168)	18,010	(350,018)
Proceeds from sale of property, plant and equipment	-	15	705	-	9,832	-	10,552
Disbursement of loans to related parties	-	234,386	133	322,854	(324,332)	(233,041)	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(135,952)	(2,287)	-	(245,514)	5,705	(378,048)
Proceeds from divestitures	-	-	-	-	8,494	-	8,494
Net cash provided by (used in) investing activities	-	98,169	(24,029)	322,854	(896,688)	(209,326)	(709,020)

Financing Activities:
Short-term borrowings, net	-	-	(55,604)	-	65,695	-	10,091
Long-term debt and capital lease obligations, net	-	(145,228)	-	(309,159)	85,542	233,041	(135,804)
Increase (decrease) of accounts receivable securitization program	-	-	-	-	281,000	-	281,000
Proceeds from exercise of stock options	-	82,267	-	-	10,825	-	93,092
Dividends paid	(495)	(231,967)	-	-	(8,613)	9,108	(231,967)
Capital increase (decrease)	-	-	-	-	5,705	(5,705)	-
Distributions to noncontrolling interest	-	-	-	-	(87,037)	-	(87,037)
Contributions from noncontrolling interest	-	-	-	-	19,205	-	19,205
Net cash provided by (used in) financing activities	(495)	(294,928)	(55,604)	(309,159)	372,322	236,444	(51,420)

Effect of exchange rate changes on cash and cash equivalents	-	(95,004)	(17)	-	98,775	35	3,789
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	(82)	239,368	(194)	-	(13,165)	44,556	270,483
Cash and cash equivalents at beginning of period	108	24	194	-	300,899	-	301,225
Cash and cash equivalents at end of period	$26	$239,392	$-	$-	$287,734	$44,556	$571,708